Derivative Liabilities - Series A & B Convertible Preferred Shares (Details)																3 Months Ended				6 Months Ended
	Feb. 23, 2024 CAD ($) shares	Feb. 08, 2024 CAD ($) shares	Jan. 17, 2024 CAD ($) shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 CAD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Feb. 29, 2024 CAD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Feb. 29, 2024 CAD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Derivative Liabilities
Warrants exercise term					5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years					3 years	3 years
Exercise price of warrants | (per share)						$ 1.05	$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50		$ 4.05				$ 4.05			$ (1.41)	$ 1.43	$ 5.44	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Transaction costs | $																				$ 149,472		$ 437,897
Shares issued upon conversion of convertible preferred stock | shares																132,380	132,380			132,380	132,380
Value of shares issued upon conversion of convertible preferred stock | $																				$ 94,622
Gain (loss) from valuation of derivative financial instruments | $																$ 301,457		$ 0		301,457		0
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares							1,000
Conversion price per share | $ / shares							$ 1.05
Threshold beneficial ownership percentage more than which conversion prohibited							4.99%																		4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price							80.00%																		80.00%
Number of trading days considered for average volume-weighted average price							5 days																		5 days
Minimum conversion price per share | $ / shares							$ 0.30
Number of warrants issued | shares					2,857,142	2,857,142	952
Warrants exercise term							5 years
Exercise price of warrants | $ / shares							$ 1.05
Number of additional shares issued | shares							1
Holding period of preferred shares							6 months
Number of shares issued during the period | shares					3,000	3,000
Total cash consideration					$ 4,036,025	$ 3,000,000
Transaction costs | $																615,306		0		615,306		0
Number of shares converted | shares	76	63
Shares issued upon conversion of convertible preferred stock | shares		60,000
Value of shares issued upon conversion of convertible preferred stock | $		$ 42,886
Shares issued upon conversion of warrants | shares	72,380
Value of shares issued upon conversion of warrants | $	$ 51,736
Gain (loss) from valuation of derivative financial instruments | $																1,399,958		0		1,399,958		0
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares							$ 1,000
Conversion price per share | $ / shares							$ 1.05
Threshold beneficial ownership percentage more than which conversion prohibited							4.99%																		4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price							80.00%																		80.00%
Number of trading days considered for average volume-weighted average price							5 days																		5 days
Minimum conversion price per share | $ / shares							$ 0.30
Number of warrants issued | shares			2,857,142	2,857,142			952
Warrants exercise term							5 years
Total cash consideration			$ 4,044,900	$ 3,000,000
Transaction costs | $																	$ 839,195		$ 0		$ 839,195		$ 0
Number of shares converted | shares			3,000	3,000
Warrant issued
Derivative Liabilities
Gain (loss) from valuation of derivative financial instruments | $																$ (191,741)		$ 61,442		$ 5,219,427		$ 61,442